Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Beginning balance at Dec. 31, 2023	$ 179		$ 41,752	$ (31,671)	$ 10,260
Beginning balance (in Shares) at Dec. 31, 2023	13,051,343
Issuance of Ordinary Shares upon completion of an initial public offering (including exercise of over-allotment option), net of offering expenses	$ 27		12,259		12,286
Issuance of Ordinary Shares upon completion of an initial public offering (including exercise of over-allotment option), net of offering expenses (in Shares)	1,971,300
Issuance of Ordinary Shares upon cashless exercise of Warrants	$ 1		(1)
Issuance of Ordinary Shares upon cashless exercise of Warrants (in Shares)	95,120
Amount classified to equity upon determination of the exercise price			599		599
Share-based compensation			185		185
Exercise of options into ordinary shares	$ 5		777		782
Exercise of options into ordinary shares (in Shares)	393,651
Net loss				(1,965)	(1,965)
Ending balance at Jun. 30, 2024	$ 212		55,571	(33,636)	22,147
Ending balance (in Shares) at Jun. 30, 2024	15,511,414
Beginning balance at Dec. 31, 2024	$ 213		55,889	(35,024)	$ 21,078
Beginning balance (in Shares) at Dec. 31, 2024	15,518,794				15,518,794
Share-based compensation			327		$ 327
Exercise of options into ordinary shares		[1]	20		20
Exercise of options into ordinary shares (in Shares)	11,060
Net loss				(3,185)	(3,185)
Ending balance at Jun. 30, 2025	$ 213		$ 56,236	$ (38,209)	$ 18,240
Ending balance (in Shares) at Jun. 30, 2025	15,529,854				15,529,854

[1]	Representing an amount lower than $1.